Subsidiaries_Changes In Subsidiaries(Details)	12 Months Ended
Dec. 31, 2019
KBAM Shanghai Advisory Services Co.,Ltd and 38 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds over than a majority of the ownership interests
KBH the 5th L.L.C and 70 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power in the case of default and exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquiring subordinated debt
KB New Renewable Energy Private Special Asset Fund 1 and 15 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power to determine the operation of the trust and exposed to variable returns by holding significant amount of ownership interests
KB Culture & Global Digital Contents Fund Limited partnership and 2 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	The Group has a power over the investee as a general partner, is significantly exposed to variable returns due to significant percentage of ownership.
KH the 4th L.L.C and 59 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Lost the right of variable returns due to the releasing debt
KB Evergreen Private Securities Fund 98(Bond) and 6 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Liquidation
Hyundai China Index Plus Securities Investment Trust No.1 and 13 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Disposal
KB Everyone TDF 2035 Securities Investment Trust - Bond Balanced-Fund of Funds and 7 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Ownership decrease